Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	¥ 1,648,656
2026	1,383,765
2027	1,193,035
2028	1,048,707
2029	761,695
Thereafter	2,374,252
Total undiscounted lease payments	8,410,110
Less: imputed interest	(1,236,280)
Total lease liabilities	7,173,830	¥ 4,824,398
Finance Leases
2025	129,692
2026	111,384
2027	115,840
2028	529,115
2029	0
Thereafter	0
Total undiscounted lease payments	886,031
Less: imputed interest	(147,842)
Total lease liabilities	¥ 738,189	¥ 0